Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Net operating and capital loss carryforwards (tax effected) for federal income tax purposes	$ 144
Net operating and capital loss carryforwards (tax effected) for state income tax purposes	830
Net operating and capital loss carryforwards (tax effected) for foreign income tax purposes	$ 1,981
Expiration year of operating and capital loss carryforwards	Dec. 31, 2032
Expiration year for credit carryforwards	Dec. 31, 2036
Net deposits to various taxing jurisdictions	$ 3,084	$ 3,027
Accrued interest and penalties included in unrecognized tax benefits balance at year end	1,140	1,138
Net interest and penalty expense (benefit) included in income tax expense	$ 24	$ 83	$ (64)
IRS field examination of tax returns complete through year	2010
All audit periods prior to this year are closed for federal examination purposes	2003
Federal [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	$ 0
State [Member]
Income Tax Contingency [Line Items]
Tax credit carryforwards	$ 1,348
Period Start [Member]
Income Tax Contingency [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2003
Period End [Member]
Income Tax Contingency [Line Items]
Tax return year(s) subject to resolution with IRS Appeals Division	2010